Related party transactions (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of Related Parties Compensation

	Three months ended February 28, 2022	Three months ended February 28, 2021	Six months ended February 28, 2022	Six months ended February 28, 2021
Remuneration[1]	$(429)	$(705)	$(828)	$(915)
Share based payments	(533)	-	(1,513)	-
Total	$(962)	$(705)	$(2,341)	$(915)